Exhibit 99.1

World Omni Auto Receivables Trust 2021-C
Monthly Servicer Certificate
October 31, 2021

Dates Covered
Collections Period	10/01/21 - 10/31/21
Interest Accrual Period	10/15/21 - 11/14/21
30/360 Days	30
Actual/360 Days	31
Distribution Date	11/15/21

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 09/30/21	1,067,178,086.70	47,306
Yield Supplement Overcollateralization Amount 09/30/21	29,088,291.88	0
Receivables Balance 09/30/21	1,096,266,378.58	47,306
Principal Payments	36,162,196.95	864
Defaulted Receivables	432,059.27	17
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 10/31/21	27,725,615.60	0
Pool Balance at 10/31/21	1,031,946,506.76	46,425

Pool Statistics	$ Amount	# of Accounts
Pool Factor	88.09%
Prepayment ABS Speed	1.53%
Aggregate Starting Principal Balance	1,202,898,752.29	49,569

Delinquent Receivables:
Past Due 31-60 days	6,041,225.58	239
Past Due 61-90 days	2,106,292.07	77
Past Due 91-120 days	346,115.86	18
Past Due 121+ days	0.00	0
Total	8,493,633.51	334

Total 31+ Delinquent as % Aggregate Ending Principal Balance	0.80%
Total 61+ Delinquent as % Aggregate Ending Principal Balance	0.23%
Delinquency Trigger Occurred	NO

Recoveries	309,845.06
Aggregate Net Losses/(Gains) - October 2021	122,214.21
Ratio of Net Loss/(Gain) to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses/(Gains) Ratio	0.13%
Prior Net Losses/(Gains) Ratio	0.09%
Second Prior Net Losses/(Gains) Ratio	0.04%
Third Prior Net Losses Ratio/(Gains)	N/A
Four Month Average	N/A

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	0.02%

Overcollateralization Target Amount	11,867,384.83
Actual Overcollateralization	11,867,384.83
Weighted Average Contract Rate	3.93%
Weighted Average Contract Rate, Yield Adjusted	5.22%
Weighted Average Remaining Term	58.14

Flow of Funds	$ Amount
Collections	39,959,469.03
Investment Earnings on Cash Accounts	90.83
Servicing Fee	(913,555.32)
Transfer to Collection Account	-
Available Funds	39,046,004.54

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	-
(2) Class A Interest	278,026.65
(3) Noteholders' First Priority Principal Distributable Amount	-
(4) Class B Interest	24,563.00
(5) Noteholders' Second Priority Principal Distributable Amount	5,409,031.94
(6) Class C Interest	15,502.50
(7) Noteholders' Third Priority Principal Distributable Amount	17,550,000.00
(8) Required Reserve Account	-
(9) Noteholders' Principal Distributable Amount	11,867,384.83
(10) Asset Representation Reviewer Amounts (in excess of 1)	-
(11) Distribution to Certificateholders	3,901,495.62

Total Distributions of Available Funds	39,046,004.54

Servicing Fee	913,555.32
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount
Original Class A	1,114,250,000.00
Original Class B	35,090,000.00
Original Class C	17,550,000.00

Total Class A, B, & C
Note Balance @ 10/15/21	1,054,905,538.70
Principal Paid	34,826,416.77
Note Balance @ 11/15/21	1,020,079,121.93

Class A-1
Note Balance @ 10/15/21	132,015,538.70
Principal Paid	34,826,416.77
Note Balance @ 11/15/21	97,189,121.93
Note Factor @ 11/15/21	39.8316073%

Class A-2
Note Balance @ 10/15/21	385,010,000.00
Principal Paid	0.00
Note Balance @ 11/15/21	385,010,000.00
Note Factor @ 11/15/21	100.0000000%

Class A-3
Note Balance @ 10/15/21	385,010,000.00
Principal Paid	0.00
Note Balance @ 11/15/21	385,010,000.00
Note Factor @ 11/15/21	100.0000000%

Class A-4
Note Balance @ 10/15/21	100,230,000.00
Principal Paid	0.00
Note Balance @ 11/15/21	100,230,000.00
Note Factor @ 11/15/21	100.0000000%

Class B
Note Balance @ 10/15/21	35,090,000.00
Principal Paid	0.00
Note Balance @ 11/15/21	35,090,000.00
Note Factor @ 11/15/21	100.0000000%

Class C
Note Balance @ 10/15/21	17,550,000.00
Principal Paid	0.00
Note Balance @ 11/15/21	17,550,000.00
Note Factor @ 11/15/21	100.0000000%

Interest & Principal Payments	$ Amount
Total Interest Paid	318,092.15
Total Principal Paid	34,826,416.77
Total Paid	35,144,508.92

Class A-1
Coupon	0.11273%
Interest Paid	12,815.15
Principal Paid	34,826,416.77
Total Paid to A-1 Holders	34,839,231.92

Class A-2
Coupon	0.22000%
Interest Paid	70,585.17
Principal Paid	0.00
Total Paid to A-2 Holders	70,585.17

Class A-3
Coupon	0.44000%
Interest Paid	141,170.33
Principal Paid	0.00
Total Paid to A-3 Holders	141,170.33

Class A-4
Coupon	0.64000%
Interest Paid	53,456.00
Principal Paid	0.00
Total Paid to A-4 Holders	53,456.00

Class B
Coupon	0.84000%
Interest Paid	24,563.00
Principal Paid	0.00
Total Paid to B Holders	24,563.00

Class C
Coupon	1.06000%
Interest Paid	15,502.50
Principal Paid	0.00
Total Paid to C Holders	15,502.50

Distribution per $1,000 of Notes	Total
Total Interest Distribution Amount	0.2725982
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	29.8455011
Total Distribution Amount	30.1180993

A-1 Interest Distribution Amount	0.0525211
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	142.7312163
Total A-1 Distribution Amount	142.7837374

A-2 Interest Distribution Amount	0.1833333
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	0.0000000
Total A-2 Distribution Amount	0.1833333

A-3 Interest Distribution Amount	0.3666667
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	0.0000000
Total A-3 Distribution Amount	0.3666667

A-4 Interest Distribution Amount	0.5333333
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	0.5333333

B Interest Distribution Amount	0.7000000
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	0.7000000

C Interest Distribution Amount	0.8833333
C Interest Carryover Shortfall	0.0000000
C Principal Distribution Amount	0.0000000
Total C Distribution Amount	0.8833333

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	155.31
Noteholders' Third Priority Principal Distributable Amount	503.93
Noteholders' Principal Distributable Amount	340.76

Account Balances	$ Amount
Reserve Account
Balance as of 10/15/21	2,924,574.03
Investment Earnings	62.31
Investment Earnings Paid	(62.31)
Deposit/(Withdrawal)	-
Balance as of 11/15/21	2,924,574.03
Change	-

Required Reserve Amount	2,924,574.03

Other Servicing Information	Current Month	Prior Month	Two Months Prior
Principal Balance of Receivables extended during the Collection Period	$3,638,076.13	$3,853,938.44	$2,691,908.80
Number of Extensions	120	134	97
Ratio of extensions to Beginning of Period Receivables Balance	0.33%	0.34%	0.22%